Interest expense (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Interest Expense [Line Items]
Amortization of deferred financing costs	CAD 797	CAD 572
Interest on long term debt	7,087	5,978
Other interest income	(144)	(194)
Total interest expense, net	6,943	5,784
Capital lease obligations
Schedule of Interest Expense [Line Items]
Interest on long term debt	3,023	2,836
Credit Facility
Schedule of Interest Expense [Line Items]
Interest on long term debt	1,507	1,593
Debentures | Series 1 Debentures
Schedule of Interest Expense [Line Items]
Interest on long term debt	0	977
Convertible subordinated debentures
Schedule of Interest Expense [Line Items]
Interest on long term debt	1,760	0
Amortization of deferred financing costs	CAD 344	CAD 410